UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

If amended report check here:      |_|                    Amendment Number: [ ]

This Amendment (Check only one):   |_| is a restatement
                                   |_| add new holding entries

Institutional Investment Manager Filing this Report

Name:           Bluewater Investment Management Inc.
Address:        150 King Street West,
                Suite 1502, Box 63
                Toronto, Ontario
                M5H 1J9

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Dennis Starritt
Title:   President
Phone:   416-599-0032


Signature, Place, and Date of Signing:

/s/ Dennis Starritt    Toronto, Canada         February 9, 2006
-------------------    ---------------         ----------------
 [Signature]           [City, State]              [Date]



Report Type: (check only one)

[ ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[X] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

028-04371 MacKenzie Financial Corporation